Third Quarter Report
December 31, 2022 (Unaudited)
Columbia Solutions Aggressive Portfolio
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Solutions Aggressive Portfolio, December 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Foreign Government Obligations(a),(b) 29.5%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 3.9%
Republic of Austria Government Bond(c)
10/20/2026	0.750%	EUR	186,000	184,720
05/23/2034	2.400%	EUR	47,000	46,615
Republic of Austria Government Bond(c),(d)
02/20/2030	0.000%	EUR	84,000	72,360
Total				303,695
Belgium 2.4%
Kingdom of Belgium Government Bond(c)
06/22/2031	1.000%	EUR	113,000	102,483
04/22/2033	1.250%	EUR	63,000	56,169
03/28/2035	5.000%	EUR	22,000	27,379
Total				186,031
China 1.9%
China Development Bank
07/18/2032	2.960%	CNY	300,000	42,906
China Government Bond
11/21/2029	3.130%	CNY	250,000	36,697
05/21/2030	2.680%	CNY	200,000	28,485
05/15/2032	2.760%	CNY	300,000	42,732
Total				150,820
France 4.8%
French Republic Government Bond OAT(c)
10/25/2027	2.750%	EUR	159,000	169,699
05/25/2036	1.250%	EUR	44,000	36,603
French Republic Government Bond OAT(c),(d)
11/25/2030	0.000%	EUR	122,000	103,806
11/25/2031	0.000%	EUR	80,000	65,807
Total				375,915
Italy 0.9%
Italy Buoni Poliennali Del Tesoro(c)
02/01/2037	4.000%	EUR	51,000	50,582
09/01/2046	3.250%	EUR	26,000	21,980
Total				72,562
Japan 7.4%
Japan Government 10-Year Bond
06/20/2031	0.100%	JPY	15,000,000	110,501
Japan Government 20-Year Bond
06/20/2041	0.400%	JPY	8,000,000	52,475
09/20/2041	0.500%	JPY	10,500,000	70,008
03/20/2042	0.800%	JPY	5,550,000	38,969
Foreign Government Obligations(a),(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Japan Government 30-Year Bond
06/20/2050	0.600%	JPY	6,300,000	37,946
06/20/2051	0.700%	JPY	6,600,000	40,417
09/20/2051	0.700%	JPY	5,600,000	34,211
12/20/2051	0.700%	JPY	7,000,000	42,760
03/20/2052	1.000%	JPY	4,000,000	26,443
Japan Government Twenty-Year Bond
06/20/2042	0.900%	JPY	17,000,000	121,416
Total				575,146
Netherlands 3.0%
Netherlands Government Bond(c)
07/15/2026	0.500%	EUR	183,000	181,594
Netherlands Government Bond(c),(d)
07/15/2031	0.000%	EUR	64,000	53,934
Total				235,528
Spain 3.9%
Spain Government Bond(d)
01/31/2028	0.000%	EUR	65,000	59,361
Spain Government Bond(c)
04/30/2029	1.450%	EUR	114,000	109,621
04/30/2030	0.500%	EUR	66,000	57,962
07/30/2035	1.850%	EUR	66,000	57,216
07/30/2041	4.700%	EUR	15,000	17,801
Total				301,961
United Kingdom 1.3%
United Kingdom Gilt(c)
10/22/2028	1.625%	GBP	34,000	36,966
01/31/2029	0.500%	GBP	69,000	69,107
Total				106,073
Total Foreign Government Obligations (Cost $2,884,175)				2,307,731

U.S. Treasury Obligations 40.7%

U.S. Treasury
10/31/2026	1.125%		235,000	210,160
03/31/2028	1.250%		251,000	218,233
06/30/2028	1.250%		243,000	210,081
09/30/2028	1.250%		675,000	579,814
10/31/2028	1.375%		540,000	466,298
11/30/2028	1.500%		175,000	151,949
04/30/2029	2.875%		320,000	299,700
05/15/2029	2.375%		128,000	116,350
08/15/2029	1.625%		129,000	111,908
02/15/2030	1.500%		123,000	104,781
08/15/2030	0.625%		196,000	154,258
02/15/2031	1.125%		132,000	107,601
2	Columbia Solutions Aggressive Portfolio | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Solutions Aggressive Portfolio, December 31, 2022 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/15/2031	1.250%	550,000	446,531
Total U.S. Treasury Obligations (Cost $3,680,045)			3,177,664

Money Market Funds 26.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.318%(e),(f)	2,032,270	2,031,660
Total Money Market Funds (Cost $2,031,258)		2,031,660
Total Investments in Securities (Cost: $8,595,478)		7,517,055
Other Assets & Liabilities, Net		295,760
Net Assets		7,812,815
At December 31, 2022, securities and/or cash totaling $280,881 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
46,000 CHF	49,617 USD	Citi	02/08/2023	—	(333)
821,000 CNY	118,215 USD	Citi	02/08/2023	—	(843)
1,602,043 EUR	1,706,961 USD	Citi	02/08/2023	—	(12,253)
143,000 HKD	18,369 USD	Citi	02/08/2023	34	—
218,000 SEK	21,057 USD	Citi	02/08/2023	121	—
42,000 NOK	4,256 USD	Goldman Sachs International	02/08/2023	—	(37)
91,740,000 JPY	676,773 USD	HSBC	02/08/2023	—	(25,632)
10,000 SGD	7,372 USD	HSBC	02/08/2023	—	(99)
61,000 ZAR	3,435 USD	HSBC	02/08/2023	—	(144)
256,000 CNY	36,853 USD	Standard Chartered	02/08/2023	—	(271)
56,000 AUD	37,578 USD	UBS	02/08/2023	—	(607)
7,000 CAD	5,115 USD	UBS	02/08/2023	—	(56)
110,000 DKK	15,763 USD	UBS	02/08/2023	—	(116)
163,000 GBP	198,708 USD	UBS	02/08/2023	1,457	—
Total				1,612	(40,391)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	2	03/2023	JPY	29,094,000	—	(3,571)
Australian 10-Year Bond	1	03/2023	AUD	115,681	—	(4,491)
Euro-Bobl	2	03/2023	EUR	231,500	—	(7,693)
Euro-BTP	2	03/2023	EUR	217,840	—	(17,240)
Euro-OAT	1	03/2023	EUR	127,300	—	(9,642)
Long Gilt	2	03/2023	GBP	199,800	—	(11,880)
MSCI EAFE Index	5	03/2023	USD	487,350	—	(8,476)
MSCI Emerging Markets Index	5	03/2023	USD	239,850	—	(2,934)
Russell 2000 Index E-mini	5	03/2023	USD	442,725	—	(10,203)
S&P 500 Index E-mini	5	03/2023	USD	965,250	—	(26,862)
Columbia Solutions Aggressive Portfolio | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Solutions Aggressive Portfolio, December 31, 2022 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Short Term Euro-BTP	1	03/2023	EUR	105,110	—	(1,851)
U.S. Treasury 10-Year Note	3	03/2023	USD	336,891	—	(2,090)
U.S. Treasury Ultra 10-Year Note	13	03/2023	USD	1,537,656	—	(2,365)
Total					—	(109,298)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond	(1)	03/2023	CAD	(122,550)	1,712	—

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 39	Morgan Stanley	12/20/2027	5.000	Quarterly	4.854	USD	498,000	25,100	—	—	25,100	—
Markit CDX North America Investment Grade Index, Series 39	Morgan Stanley	12/20/2027	1.000	Quarterly	0.820	USD	185,000	1,267	—	—	1,267	—
Total								26,367	—	—	26,367	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Principal and interest may not be guaranteed by a governmental entity.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2022, the total value of these securities amounted to $1,522,404, which represents 19.49% of total net assets.
(d)	Zero coupon bond.
(e)	The rate shown is the seven-day current annualized yield at December 31, 2022.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.318%
	1,836,867	6,167,403	(5,973,198)	588	2,031,660	(285)	29,403	2,032,270
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
4	Columbia Solutions Aggressive Portfolio | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Solutions Aggressive Portfolio, December 31, 2022 (Unaudited)
Currency Legend  (continued)
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Solutions Aggressive Portfolio | Third Quarter Report 2022	5

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3QT296_03_N01_(02/23)